Federated Hermes U.S. SMID Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class IS Shares [Member] | Federated Hermes U.S. SMID Fund | IS
Prospectus [Line Items]
Annual Return [Percent]	14.51%	22.01%	(16.52%)	23.02%